ACCUMULATED OTHER COMPREHENSIVE INCOME - Summary of Changes in AOCI by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning of year	$ 7,912	$ 7,866	$ 9,109
Adoption of new accounting standard	7,912	7,866	7,866	$ (161)
Other comprehensive income (loss) before reclassifications	309	(315)
Amounts reclassified from AOCI	87	589
Net other comprehensive (loss) income	396	274	(281)
End of year	8,726	7,912	7,866
CTA
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning of year	(2,954)	(2,868)
Adoption of new accounting standard	(2,954)	(2,954)	(2,868)	9
Other comprehensive income (loss) before reclassifications	367	(95)
Amounts reclassified from AOCI	0	0
Net other comprehensive (loss) income	367	(95)
End of year	(2,587)	(2,954)	(2,868)
Pension and OPEB plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning of year	(715)	(954)
Adoption of new accounting standard	(574)	(954)	(954)	(169)
Other comprehensive income (loss) before reclassifications	59	(184)
Amounts reclassified from AOCI	82	592
Net other comprehensive (loss) income	141	408
End of year	(574)	(715)	(954)
Hedging activities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning of year	(41)
Adoption of new accounting standard	(153)	(41)
Other comprehensive income (loss) before reclassifications	(117)
Amounts reclassified from AOCI	5
Net other comprehensive (loss) income	(112)
End of year	(153)	(41)
Hedging activities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning of year	(41)	(1)
Adoption of new accounting standard	(41)	(41)	(1)	$ (1)
Other comprehensive income (loss) before reclassifications		(36)
Amounts reclassified from AOCI		(3)
Net other comprehensive (loss) income		(39)
End of year		(41)	(1)
Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning of year	(3,710)	(3,823)
Adoption of new accounting standard	(3,710)	(3,710)	(3,823)
End of year	$ (3,314)	$ (3,710)	$ (3,823)